Goodwill (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill	$ 2,917	$ 1,644
Canada [Member]
Goodwill [Line Items]
Goodwill	788	1,171
United States [Member]
Goodwill [Line Items]
Goodwill	$ 2,129	$ 473